Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Infosys Technologies (China) Co. Limited (Infosys China)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (China) Co. Limited (Infosys China)
Country	China
Holding as of	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Country	Mexico
Holding as of	100.00%	100.00%
Infosys Technologies (Sweden) AB. (Infosys Sweden)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Sweden) AB. (Infosys Sweden)
Country	Sweden
Holding as of	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Country	China
Holding as of	100.00%	100.00%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Country	Brazil
Holding as of	100.00%	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services, Inc. USA (Infosys Public Services)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Americas Inc., (Infosys Americas)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Americas Inc., (Infosys Americas)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Chile SpA
Country	Chile
Infosys Arabia Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Arabia Limited
Country	Saudi Arabia
Holding as of	70.00%
Infosys McCamish Systems LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys McCamish Systems LLC
Country	U.S.
Holding as of	99.98%	99.98%
Portland Group Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Portland Group Pty Ltd
Country	Australia
Holding as of	99.98%	99.98%
Infosys BPO Americas LLC.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPO Americas LLC.
Country	U.S.
Holding as of	99.98%	99.98%
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Country	Australia
Holding as of	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	EdgeVerve Systems Limited (EdgeVerve)
Country	India
Holding as of	100.00%	100.00%
Infosys BPM Limited (formerly Infosys BPO Limited)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Limited (formerly Infosys BPO Limited)
Country	India
Holding as of	99.98%	99.98%
Infosys (Czech Republic) Limited s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Czech Republic) Limited s.r.o.
Country	Czech Republic
Holding as of	99.98%	99.98%
Lodestone Management Consultants Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Management Consultants Inc.
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Poland, Sp z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Poland, Sp z.o.o
Country	Poland
Holding as of	99.98%	99.98%
Lodestone Augmentis AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Augmentis AG
Country	Switzerland
Infosys Consulting Holding AG (Infosys Lodestone)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Holding AG (Infosys Lodestone)
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Consulting (Belgium) NV (formerly Lodestone Management Consultants (Belgium) S.A.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Belgium) NV (formerly Lodestone Management Consultants (Belgium) S.A.)
Country	Belgium
Holding as of	99.90%	99.90%
Infosys Management Consulting Pty Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Management Consulting Pty Limited
Country	Australia
Holding as of	100.00%	100.00%
Infosys Consulting AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting AG
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Consulting GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting GmbH
Country	Germany
Holding as of	100.00%	100.00%
Lodestone Management Consultants GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Management Consultants GmbH
Country	Austria
Holding as of	100.00%	100.00%
Infosys Consulting SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting SAS
Country	France
Holding as of	100.00%	100.00%
Infosys Consulting s.r.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting s.r.o.
Country	Czech Republic
Holding as of	100.00%	100.00%
Lodestone Management Consultants Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Management Consultants Co., Ltd.
Country	China
Holding as of	100.00%	100.00%
Infy Consulting Company Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting Company Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Infy Consulting B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting B.V.
Country	The Netherlands
Holding as of	100.00%	100.00%
Infosys Consulting Sp. z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Sp. z.o.o
Country	Poland
Holding as of	100.00%	100.00%
Lodestone Management Consultants Portugal, Unipessoal, Lda.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Management Consultants Portugal, Unipessoal, Lda.
Country	Portugal
Holding as of	100.00%	100.00%
S.C. Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	S.C. Infosys Consulting S.R.L.
Country	Romania
Holding as of	100.00%	100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L.
Country	Argentina
Holding as of	100.00%	100.00%
Infosys Canada Public Services Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Canada Public Services Ltd.
Country	Canada
Lodestone GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone GmbH
Country	Switzerland
Infosys Nova Holdings LLC (Infosys Nova)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Nova Holdings LLC. (Infosys Nova)
Country	U.S.
Holding as of	100.00%	100.00%
Panaya Inc (Panaya)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Inc. (Panaya)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Consulting Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Ltda.
Country	Brazil
Holding as of	99.99%	99.99%
Panaya Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Ltd.
Country	Israel
Holding as of	100.00%	100.00%
Panaya Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya GmbH
Country	Germany
Holding as of	100.00%	100.00%
Panaya Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Pty Ltd.
Country	Australia
Panaya Japan Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Japan Co. Ltd
Country	Japan
Holding as of	100.00%	100.00%
Skava Systems Pvt Ltd (Skava Systems)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Skava Systems Pvt. Ltd. (Skava Systems)
Country	India
Holding as of	100.00%	100.00%
Kallidus Inc.(Kallidus)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kallidus Inc. (Kallidus)
Country	U.S.
Holding as of	100.00%	100.00%
Noah Consulting LLC (Noah)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Noah Consulting LLC (Noah)
Country	U.S.
Holding as of		100.00%
Noah Information Management Consulting Inc (Noah Canada)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Noah Information Management Consulting Inc. (Noah Canada)
Country	Canada
Holding as of		100.00%
Brilliant Basics Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Holdings Limited
Country	U.K.
Holding as of	100.00%
Brilliant Basics Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Limited
Country	U.K.
Holding as of	100.00%
Brilliant Basics (MENA) DMCC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics (MENA) DMCC
Country	Dubai
Holding as of	100.00%
Infosys Consulting Pte Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Pte Limited
Country	Singapore
Holding as of	100.00%	100.00%
Infosys Middle East FZ LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Middle East FZ LLC
Country	Dubai
Holding as of	100.00%